Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax depreciation greater (less) than book depreciation	$ 41	$ (23)	$ 13
Book amortization (in excess of) less than tax amortization	(24)	(57)	16
Liabilities currently not deductible for tax	18	(48)	(29)
Net tax losses utilized (benefited)	27	50	(11)
Change in valuation allowance on deferred tax assets	(3)	(21)	(89)
Austrian tax reform	32
Net tax credits utilized	10	2	53
Others	(7)	(3)	1
Deferred income tax, Total	$ 94	$ (100)	$ (46)